Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 7,188,553	$ 40,750,133
Marketable securities	15,861,620	0
Accounts receivable	39,881	110,141
Prepaid research and development	1,117,616	107,000
Prepaid expenses and other current assets	163,452	1,502,725
Total current assets	24,371,122	42,469,999
Equipment and improvements, net	236,532	0
Right-of-use asset	328,643	0
Total assets	24,936,297	42,469,999
Current liabilities:
Accounts payable	1,151,173	1,089,778
Lease obligation, current	145,836	0
Accrued expenses and other current liabilities	2,398,436	2,715,761
Notes payable	0	248,911
Total current liabilities	3,695,445	4,054,450
Lease obligations, net of current portion	205,451	0
Total liabilities	3,900,896	4,054,450
Commitments and contingencies (see Note 14)
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized at December 31, 2022 and 2021; 0 shares issued and outstanding at December 31, 2022 and 2021	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized; 25,227,051 and 25,155,198 shares issued and outstanding at December 31, 2022 and 2021	25,227	25,155
Additional paid-in capital	68,777,298	68,208,081
Accumulated other comprehensive income	104,718	0
Accumulated deficit	(47,871,842)	(29,817,687)
Total stockholders' equity	21,035,401	38,415,549
Total liabilities and stockholders' equity	$ 24,936,297	$ 42,469,999